Share-based Compensation (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity during the year ended December 31, 2021.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2021	13,314,436	$8.25
Granted (1)	4,775,557	$3.44
Vested (2)	(2,204,512)	$5.59
Forfeited	(286,492)	$8.30
Performance adjustments (3)	(535,228)	$-
Nonvested as of March 31, 2022	15,063,761	$7.00

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $12,320.
(3)
Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.